Derivatives - Classification and Fair Value of Derivatives in Consolidated of (Loss) Income Statements (Details) - Derivatives not designated as hedging instruments - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest rate cap | Other revenues
Derivatives
Gains (losses) recognized in earnings	$ (0.2)	$ 0.1	$ (1.5)
Foreign currency swaps | Net foreign exchange gains
Derivatives
Gains (losses) recognized in earnings	4.2	6.9	(11.3)
Foreign currency forwards | Net foreign exchange gains
Derivatives
Gains (losses) recognized in earnings	(10.4)	0.0	(0.3)
Weather derivatives | Other revenues
Derivatives
Gains (losses) recognized in earnings	(1.1)	5.2	(1.5)
Equity futures contracts | Net realized investment gains (losses)
Derivatives
Gains (losses) recognized in earnings	(1.7)	1.7	0.0
Equity put options | Net realized investment gains (losses)
Derivatives
Gains (losses) recognized in earnings	(0.8)	0.0	0.0
Equity put options | Net unrealized investment gains (losses)
Derivatives
Gains (losses) recognized in earnings	(0.8)	0.0	0.0
Equity warrants | Net unrealized investment gains (losses)
Derivatives
Gains (losses) recognized in earnings	$ 0.4	$ 0.0	$ 0.0